Preferred, Common Stock and Additional Paid in Capital - Share Re-purchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	22 Months Ended	29 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Reinstatement Of Share Repurchase Plan	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock
Share Re-purchase plan
Share repurchase plan - authorized amount	$ 30,000	$ 3,000
Share repurchase program - maximum share price		$ 19.5
Share repurchase plan - shares repurchased and cancelled			0	61,730	0
Repurchase of common shares				860
Share repurchase plan - remaining authorized amount				$ 2,140